Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Beginning balance		€ 2,138	€ 1,571
Reclassified from/(as) held for sale		0	14
Translation adjustment		51	47
Net expense/(income) for the year	[1]	112	111
Arising on acquisition (note 32)		0	411
Disposal		(31)	(16)
Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income		6	(4)
Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity		(5)	4
Ending balance		€ 2,271	€ 2,138

[1]	The net expense for the year includes income of €3 million (2018: expense of €4 million) relating to discontinued operations.